Offerings	Sep. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.00286 per share
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold by the registrant from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $1 billion. Also includes such indeterminate number of securities of ZOOZ Power Ltd. (the “Registrant”) as may be issued upon exercise, conversion or exchange of these securities. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.The proposed maximum offering price per unit of each class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold by the registrant from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $1 billion. Also includes such indeterminate number of securities of ZOOZ Power Ltd. (the “Registrant”) as may be issued upon exercise, conversion or exchange of these securities. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.The proposed maximum offering price per unit of each class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold by the registrant from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $1 billion. Also includes such indeterminate number of securities of ZOOZ Power Ltd. (the “Registrant”) as may be issued upon exercise, conversion or exchange of these securities. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.The proposed maximum offering price per unit of each class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold by the registrant from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $1 billion. Also includes such indeterminate number of securities of ZOOZ Power Ltd. (the “Registrant”) as may be issued upon exercise, conversion or exchange of these securities. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.The proposed maximum offering price per unit of each class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act of 1933, as amended.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold by the registrant from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $1 billion. Also includes such indeterminate number of securities of ZOOZ Power Ltd. (the “Registrant”) as may be issued upon exercise, conversion or exchange of these securities. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.The proposed maximum offering price per unit of each class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act of 1933, as amended.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Shelf)
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold by the registrant from time to time at indeterminate prices, with the maximum aggregate public offering price not to exceed $1 billion. Also includes such indeterminate number of securities of ZOOZ Power Ltd. (the “Registrant”) as may be issued upon exercise, conversion or exchange of these securities. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.The proposed maximum offering price per unit of each class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act of 1933, as amended.